Label	Element	Value
MML Dynamic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MML SERIES INVESTMENT FUND II
MML Dynamic Bond Fund
(the “Fund”)
Supplement dated July 1, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	MML Dynamic Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective July 1, 2021, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 10 of the Prospectus):

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MML Dynamic Bond Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 771
MML Dynamic Bond Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,069

[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.02% of its management fees through April 30, 2023. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.